Shareholder Report, Holdings (Details)	Feb. 28, 2025
Columbia Integrated Large Cap Growth Fund - Class A | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Columbia Integrated Large Cap Growth Fund - Class A | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Columbia Integrated Large Cap Growth Fund - Class A | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Columbia Integrated Large Cap Growth Fund - Class A | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Columbia Integrated Large Cap Growth Fund - Class A | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Columbia Integrated Large Cap Growth Fund - Class A | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Columbia Integrated Large Cap Growth Fund - Class A | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Integrated Large Cap Growth Fund - Class A | MasterCard, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Integrated Large Cap Growth Fund - Class A | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Integrated Large Cap Growth Fund - Class A | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Integrated Large Cap Growth Fund - Class A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.40%
Columbia Integrated Large Cap Growth Fund - Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Columbia Integrated Large Cap Growth Fund - Class A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Columbia Integrated Large Cap Growth Fund - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Columbia Integrated Large Cap Growth Fund - Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Columbia Integrated Large Cap Growth Fund - Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Columbia Integrated Large Cap Growth Fund - Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Integrated Large Cap Growth Fund - Class A | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Columbia Integrated Large Cap Growth Fund - Class A | Systems Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Columbia Integrated Large Cap Growth Fund - Class A | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Columbia Integrated Large Cap Growth Fund - Class A | Application Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Columbia Integrated Large Cap Growth Fund - Class A | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Integrated Large Cap Growth Fund - Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Integrated Large Cap Growth Fund - Institutional Class | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Columbia Integrated Large Cap Growth Fund - Institutional Class | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Columbia Integrated Large Cap Growth Fund - Institutional Class | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Columbia Integrated Large Cap Growth Fund - Institutional Class | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Columbia Integrated Large Cap Growth Fund - Institutional Class | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Columbia Integrated Large Cap Growth Fund - Institutional Class | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Columbia Integrated Large Cap Growth Fund - Institutional Class | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Integrated Large Cap Growth Fund - Institutional Class | MasterCard, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Integrated Large Cap Growth Fund - Institutional Class | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Integrated Large Cap Growth Fund - Institutional Class | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Integrated Large Cap Growth Fund - Institutional Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.40%
Columbia Integrated Large Cap Growth Fund - Institutional Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Columbia Integrated Large Cap Growth Fund - Institutional Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Columbia Integrated Large Cap Growth Fund - Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Columbia Integrated Large Cap Growth Fund - Institutional Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Columbia Integrated Large Cap Growth Fund - Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Columbia Integrated Large Cap Growth Fund - Institutional Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Integrated Large Cap Growth Fund - Institutional Class | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Columbia Integrated Large Cap Growth Fund - Institutional Class | Systems Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Columbia Integrated Large Cap Growth Fund - Institutional Class | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Columbia Integrated Large Cap Growth Fund - Institutional Class | Application Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Columbia Integrated Large Cap Growth Fund - Institutional Class | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Integrated Large Cap Growth Fund - Institutional Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Integrated Large Cap Growth Fund - Institutional 3 Class | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Columbia Integrated Large Cap Growth Fund - Institutional 3 Class | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Columbia Integrated Large Cap Growth Fund - Institutional 3 Class | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Columbia Integrated Large Cap Growth Fund - Institutional 3 Class | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Columbia Integrated Large Cap Growth Fund - Institutional 3 Class | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Columbia Integrated Large Cap Growth Fund - Institutional 3 Class | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Columbia Integrated Large Cap Growth Fund - Institutional 3 Class | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Integrated Large Cap Growth Fund - Institutional 3 Class | MasterCard, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Integrated Large Cap Growth Fund - Institutional 3 Class | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Integrated Large Cap Growth Fund - Institutional 3 Class | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Integrated Large Cap Growth Fund - Institutional 3 Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.40%
Columbia Integrated Large Cap Growth Fund - Institutional 3 Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Columbia Integrated Large Cap Growth Fund - Institutional 3 Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Columbia Integrated Large Cap Growth Fund - Institutional 3 Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Columbia Integrated Large Cap Growth Fund - Institutional 3 Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Columbia Integrated Large Cap Growth Fund - Institutional 3 Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Columbia Integrated Large Cap Growth Fund - Institutional 3 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Integrated Large Cap Growth Fund - Institutional 3 Class | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Columbia Integrated Large Cap Growth Fund - Institutional 3 Class | Systems Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Columbia Integrated Large Cap Growth Fund - Institutional 3 Class | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Columbia Integrated Large Cap Growth Fund - Institutional 3 Class | Application Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Columbia Integrated Large Cap Growth Fund - Institutional 3 Class | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Integrated Large Cap Growth Fund - Institutional 3 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%